Basis of preparation - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022	Mar. 31, 2024 USD ($)	Apr. 01, 2022 INR (₨)
Basis Of Presentation [Abstract]
Description of presentation currency	INR	INR	INR
Portion of long-term interest bearing loans and borrowings and interest accrued on borrowings	₨ 29,803	₨ 20,591		$ 358	₨ 56,046